Leases (Schedule Of Future Minimum Lease Payments That Had Initial Or Remaining Noncancelable Lease Terms) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Operating Leased Assets
2013	$ 6
2014	3
2015	3
2016	2
2017	2
Thereafter	34
Total minimum lease payments	$ 50